INCOME TAXES - Schedule Of Company's Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforward	$ 3,378	$ 5,594
Allowance for doubtful accounts	323	287
Share-based compensation	941	952
Bonus accrual	599	175
Inventory	53	373
Intangible assets	1,152	1,316
Federal credits	0	27
Other	140	3
Total deferred tax asset	6,587	8,727
Valuation allowance	0	(526)
Net deferred tax assets	6,587	8,201
Deferred tax liabilities
Depreciation on property, plant and equipment	(8,958)	(10,383)
Other	(814)	78
Net deferred tax liabilities	(9,771)	(10,305)
Net deferred tax assets (liabilities)	$ (3,185)	$ (2,104)